Organization and Business Overview	12 Months Ended
Nov. 30, 2025
Organization and Business Overview [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW
1.	ORGANIZATION AND BUSINESS OVERVIEW

Company Overview

Intelligent Group Limited (“IGL” or the “Company”) is a company with limited liability incorporated in the British Virgin Islands on July 5, 2018. The Company’s registered office is located at the office of Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, VG1110, British Virgin Island and its principal place of business is situated at Unit 2803, Level 28, Admiralty Centre, Tower 1, 18 Harcourt Road, Admiralty, Hong Kong.

The Company through its subsidiaries (collectively referred to as the “Group”) principally engage in the providing financial public relations (“Financial PR”) services in Hong Kong.

During the years ended November 30, 2025, 2024 and 2023, the Company has direct interests in the following subsidiaries:

Name	Place and date of formation and acquisition	Issued ordinary share capital	Ownership	Principal activity
Intelligent Joy Limited (“IJL”)	Hong Kong, October 24, 2016	HK$2,010,003	100% owned by IGL	Financial PR services
Intelligent Tech Limited (“ITL”)	Hong Kong, June 16, 2018	HK$100	100% owned by IGL	Financial PR services
ShenZhen HuiYue Technology Limited (“SZIJ”)	PRC, June 3, 2025	RMB1,000,000	100% owned by IGL	Financial PR services
LQ Capital Limited (“LQ”)	Hong Kong, August 16, 2025	HK$100	100% owned by IGL	Money lender

Consummation of IPO

On March 20, 2024, the Company completed its initial public offering (the “IPO”) on the NASDAQ. In the offering, 1,875,000 ordinary shares were issued and sold to the public at a price of US$4 per share. The net proceeds to the Company from the IPO, after deducting the escrow fund, accrued and paid commissions and offering expenses, were approximately US$6,303,045 (HKD49.04 million), the detailed breakdown is as follows:

Proceeds from Offering:	USD
Gross proceeds from the Offering ( 1,875,000 ordinary shares at $4.00 per share )	7,500,000
Total Gross Proceeds	7,500,000

Compensation and Deduction from Gross Proceeds
Underwriting discount (7% of gross proceeds)	(525,000)
Non-accountable expenses (1% of gross proceeds)	(75,000)
Reimburse expenses paid on Issuers behalf	(30,000)
Clearing and other related expenses	(35,000)
Accountable Expenses ($200,000 maximum of which $15,000 has been paid. Also includes $105,000 to Haneberg Hurlbert PLC)	(185,000)
Remaining Due Diligence Fee (a total of $75,000, of which $40,000 has been paid)	(35,000)
Legal Fees - Loeb & Loeb	(200,000)
NASDAQ, INC. - Professional services fee - USD45,000	(45,000)
Nasdaq Fee 49652.33 USD	(49,652)
Total Deductions	(1,179,652)
Foreign exchange gain (or loss)	(17,303)
Net Proceeds	6,303,045

Reclassification of Class A and Class B ordinary Shares

On November 27, 2024, the shareholders of the Company passed a resolution to reclassify 1,500,000 ordinary shares held by Ms. Wai Lau (the “Majority Shareholder”) into Class B ordinary shares, with remaining ordinary shares as Class A ordinary shares. All of the Class B shareholders are controlled by Ms. Wai Lau, the founder and Chief Executive Officer of the Company.

Each of the Class A ordinary shares and Class B ordinary shares has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to fifty (50) votes on any resolutions.

The company has completed the Class A and Class B share re-designation in February 2025.

Consummation of PIPE:

On June 7, 2025, the Company entered into a securities purchase agreement with certain investors in connection with a private investment in public equity(“PIPE”). Pursuant to the agreement, the Company agreed to issue an aggregate of 15,000,000 Class A ordinary shares with a par value of US$0.00001 per share at a purchase price of US$0.2615 per share. The transaction is subject to customary closing conditions. The issuance of ordinary share in connection with the PIPE was recorded as share capital at par value with the excess recognized an additional paid-in capital. The net proceeds to the Company from the PIPE, after deducting accrued and paid commissions and offering expenses, were approximately US$3,818,011(HK$30.80 million), the detailed breakdown is as follows:

Proceeds from Offering:	USD
Gross proceeds from the Offering (15,000,000 ordinary shares at $0.2615 per share )	3,922,500
Total Gross Proceeds	3,922,500

Compensation and Deduction from Gross Proceeds
SEC registration fee	(994)
Transfer Agent Expenses	(1,495)
Legal fees and expenses	(64,000)
Accounting fees and expense	(38,000)
Total Deductions	(104,489)

Net Proceeds	3,818,011

Consummation of ESOP:

On July 24, 2025, the Company adopted the 2025 Stock Incentive Plan and approved the issuance of class A ordinary shares to certain employees and consultants. The related share issuances were recorded as share capital at par value with the excess credited to additional paid-in capital.

Proceeds from Offering:	USD
Gross proceeds from the Offering (2,625,000 ordinary shares at $0.3 per share)	787,500
Total Gross Proceeds	787,500

Compensation and Deduction from Gross Proceeds
Legal fees and expenses	(14,285)
Accounting fees and expenses	(24,190)
Total Deductions	(38,475)

Net Proceeds	749,025